Note 21 Condensed balance sheets of companies sold in the USA subsidiary (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Condensed balance sheets of companies sold in the USA subsidiary [Line Items]
Cash and cash equivalents	€ 79,756	€ 67,799	€ 65,520
Current financial assets at fair value through profit or loss, classified as held for trading	110,671	123,493	105,878
Financial assets at fair value through profit or loss, mandatorily measured at fair value	6,888	6,086	5,198
Financial assets at fair value through other comprehensive income	58,980	60,421	69,440
Financial assets at amortised cost	422,061	372,676	367,668
Derivative financial assets held for hedging	1,891	1,805	1,991
Tangible assets	8,737	7,298	7,823	€ 10,068
Intangible assets and goodwill	2,156	2,197	2,345
Tax assets	16,472	15,850	16,526
Other assets	2,614	1,934	2,513
Non-current assets or disposal groups classified as held for sale	1,022	1,061	85,987
Assets	713,140	662,885	733,797
Current financial liabilities at fair value through profit or loss, classified as held for trading	95,611	91,135	84,109
Financial liabilities at amortised cost	528,629	487,893	490,606
Derivative financial liabilities held for hedging	3,303	2,626	2,318
Provisions	4,933	5,889	6,141
Tax liabilities	2,742	2,413	2,355
Other liabilities	4,880	3,621	2,802
Liabilities	662,526	614,125	683,777
Actuarial gains or losses on defined benefit pension plans	(760)	(998)	(1,474)
Hedge of net investments in foreign operations effective portion	(1,408)	(146)	(62)
Foreign currency translation	(13,103)	(14,988)	(14,185)
Hedging derivatives. Cash flow hedges effective portion	(458)	(533)	10
Accumulated other comprehensive income	€ (17,432)	(16,476)	(14,356)
Sold USA subsidiary [Member]
Condensed balance sheets of companies sold in the USA subsidiary [Line Items]
Cash and cash equivalents		0	11,368
Current financial assets at fair value through profit or loss, classified as held for trading		0	821
Financial assets at fair value through profit or loss, mandatorily measured at fair value		0	13
Financial assets at fair value through other comprehensive income		0	4,974
Financial assets at amortised cost		0	61,558
Derivative financial assets held for hedging		0	9
Tangible assets		0	799
Intangible assets and goodwill		0	1,949
Tax assets		0	360
Other assets		0	1,390
Non-current assets or disposal groups classified as held for sale		0	16
Assets		0	83,257
Current financial liabilities at fair value through profit or loss, classified as held for trading		0	98
Financial liabilities at amortised cost		0	73,132
Derivative financial liabilities held for hedging		0	2
Provisions		0	157
Tax liabilities		0	201
Other liabilities		0	492
Liabilities		0	74,082
Actuarial gains or losses on defined benefit pension plans		0	(66)
Hedge of net investments in foreign operations effective portion		0	(432)
Foreign currency translation		0	801
Hedging derivatives. Cash flow hedges effective portion		0	250
Fair value changes of debt instruments measured at fair value through other comprehensive income		0	70
Accumulated other comprehensive income		€ 0	€ 622